PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation, depletion and amortization	$ 137,151	$ 130,559